Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Assets	$ 71,644	$ 61,610	$ 38,475
Liabilities	7,583	14,021	3,397
Green coffee associated with forward contracts
Fair Value Measurements
Assets	55,952	47,845	26,212
Coffee futures contracts
Fair Value Measurements
Assets		172	2,091
Liabilities	829
Forward sales contracts
Fair Value Measurements
Assets	14,990	13,593	9,526
Coffee options
Fair Value Measurements
Assets	702		646
Forward purchase contracts
Fair Value Measurements
Liabilities	6,754	14,021	3,397
Level 1
Fair Value Measurements
Assets	702	172	2,737
Liabilities	829
Level 1 | Coffee futures contracts
Fair Value Measurements
Assets		172	2,091
Liabilities	829
Level 1 | Coffee options
Fair Value Measurements
Assets	702		646
Level 2
Fair Value Measurements
Assets	70,942	61,438	35,738
Liabilities	6,754	14,021	3,397
Level 2 | Green coffee associated with forward contracts
Fair Value Measurements
Assets	55,952	47,845	26,212
Level 2 | Forward sales contracts
Fair Value Measurements
Assets	14,990	13,593	9,526
Level 2 | Forward purchase contracts
Fair Value Measurements
Liabilities	$ 6,754	$ 14,021	$ 3,397